   As filed with the Securities and Exchange Commission on November 18, 1996

                                                     Registration Nos. 333-1043
                                                                       811-7543
===============================================================================
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                  Pre-Effective Amendment No. ---            / /

                  Post-Effective Amendment No. 2             /X/
                                        and/or
           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No. 8                            /X/

                                  VARIABLE ACCOUNT A
                              (Exact name of Registrant)

                            KEYPORT LIFE INSURANCE COMPANY
                                 (Name of Depositor)

                     125 HIGH STREET, BOSTON MASSACHUSETTS 02110
            (Address of Depositor's Principal Executive Offices (Zip Code)

           Depositor's Telephone Number, including Area Code:  617-526-1400

                             Bernard R. Beckerlegge, Esq.
                      Senior Vice President and General Counsel
                            Keyport Life Insurance Company
                     125 High Street, Boston, Massachusetts 02110
                       (Name and Address of Agent for Service)
                                       copy to:
                                 Joan E. Boros, Esq.
                                Katten, Muchin & Zavis
                          1025 Thomas Jefferson Street, N.W.
                                 Washington, DC 20007

It is proposed that this filing will become effective:
/X/ immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on [date] pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on [date] pursuant to paragraph (a) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Investment Company Act Rule 24f-2 and the Rule 24f-2 Notice for Registrant's fiscal year 1996 will be filed on or about February 28, 1997.
===============================================================================

This Amendment to the registration statement on Form N-4 which became effective on October 18, 1996 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, solely for the purpose of including in the Registration Statement the representation required under Section 26(e) of the Investment Company Act of 1940, as amended. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or in Post-Effective Amendment No. 1 to the Registration Statement, except to the extent provided herein.

                         CONTENTS OF REGISTRATION STATEMENT



                                   The Facing Sheet

                                  The Contents Page

                                Cross-Reference Sheet
                                    [Not Amended]

                                        PART A

                                      Prospectus
                                    [Not Amended]

                                        PART B

                         Statement of Additional Information
                                    [Not Amended]

                                        PART C

                                    Items 24 - 32

                                    The Signatures

                                        PART C

Item 24. Financial Statements and Exhibits

    (a)  Financial Statements:
         Included in Part B:
         Keyport Life Insurance Company:
         Consolidated Balance Sheets - December 31, 1995 and 1994
         Consolidated Statements of Operations for the years ended December 31, 1995, 1994 and 1993
         Consolidated Statements of Stockholder's Equity for the years ended December 31, 1995, 1994 and 1993
         Consolidated Statements of Cash Flows for the years
           ended December 31, 1995, 1994 and 1993
          Notes to Consolidated Financial Statements


    (b)  Exhibits:

    *    (1)  Resolution of the Board of Directors establishing Variable
              Account A

         (2)  Not applicable

    *    (3a) Principal Underwriter's Agreement

    *    (3b) Specimen Agreement between Principal Underwriter and Dealer

    ***  (3c) Manning & Napier Broker/Dealer's Agreement

    * (4a) Form of Group Variable Annuity Contract of Keyport Life Insurance Company

    *    (4b) Form of Variable Annuity Certificate of Keyport Life Insurance
              Company

    *    (4c) Form of Tax-Sheltered Annuity Endorsement

    *    (4d) Form of Individual Retirement Annuity Endorsement

    *    (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    ***  (4f) Specimen Group Variable Annuity Contract of Keyport Life
              Insurance Company (M&N)

    ***  (4g) Specimen Variable Annuity Certificate of Keyport Life Insurance
              Company (M&N)

    +    (4h) Specimen Variable Annuity Contract of Keyport Life Insurance
              Company (KA)

    +    (4i) Specimen Variable Annuity Certificate of Keyport Life Insurance
              Company (KA)

    *    (5a) Form of Application for a Group Variable Annuity Contract

    *    (5b) Form of Application for a Group Variable Annuity Certificate

    *    (6a) Articles of Incorporation of Keyport Life Insurance Company

    *    (6b) By-Laws of Keyport Life Insurance Company

         (7)  Not applicable

    **   (8a) Form of Participation Agreement

    ***  (8b) Participation Agreement Among Manning & Napier Insurance Fund,
              Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Life Insurance Company

    +    (8c) Participation Agreement Among MFS Variable Insurance Trust,
              Keyport Life Insurance Company, and Massachusetts Financial Services Company

    +    (8d) Participation Among The Alger American Fund, Keyport Life
              Insurance Company, and Fred Alger and Company, Incorporated

    +    (8e) Participation Agreement Among Alliance Variable Products
              Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Life Insurance Company

    **** (9)  Opinions and Consents of Counsel
    +

    **** (10) Consents of Independent Certified Public
    +         Accountants

         (11) Not applicable

         (12) Not applicable

    ++   (13)Schedule for Computations of Performance Quotations

    **   (15) Chart of Affiliations

    **   (16) Powers of Attorney

    **   (27) Financial Data Schedule

* Incorporated by reference to Registration Statement (File No. 333-1043) filed on or about February 16, 1996.

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement (File No. 333-1043) filed on or about August 22, 1996.

*** Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement (File No. 333-1043) filed on or about October 15, 1996.

**** Incorporated by reference to Pre-Effective Amendment No. 6 to
     Registration Statement (File No. 333-1043) filed on or about October 18, 1996.

+ Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement (File No. 333-1043) filed on or about October 24, 1996.

++   To be filed by amendment


Item 25. Directors and Officers of the Depositor.

Name and Principal                          Positions and Offices
Business Address*                           with Depositor
------------------                          --------------------

Kenneth R. Leibler, President               Director and Chairman of the Board
Liberty Financial Companies Inc.
Federal Reserve Plaza, 24th Floor
600 Atlantic Avenue
Boston, MA  02110

F. Remington Ballou                         Director
B. A. Ballou & Company, Inc.
800 Waterman Avenue
East Providence, RI 02914

Frederick Lippitt                           Director
The Providence Plan
740 Hospital Trust Building
15 Westminster Street
Providence, RI 02903

Mr. Robert C. Nyman                         Director

                                         C-3


Chairman and CEO
Nyman Mfg. Co.
275 Ferris Avenue
E. Providence, RI 02910-1001

John W. Rosensteel                          President, Chief Executive Officer
                                            and Director

John E. Arant, III                          Senior Vice President and Chief
                                            Sales Officer

Bernard R. Beckerlegge                      Senior Vice President and General
                                            Counsel

Paul H. LeFevre, Jr.                        Senior Vice President and Chief
                                            Financial Officer

Francis E. Reinhart                         Senior Vice President and Chief
                                            Administrative Officer

Bruce J. Crozier                            Vice President and Chief Actuary

William L. Dixon                            Vice President, Compliance and
                                            Assistant Secretary

Jacob M. Herschler                          Vice President, Strategic Marketing

Kenneth M. Hughes                           Vice President, National Director
                                            of Bank Sales

James J. Klopper                            Vice President, Counsel, and
                                            Secretary

Leslie J. Laputz                            Vice President, Information Systems

Suzanne E. Lyons                            Vice President, Human Resources

Stewart R. Morrison                         Vice President and Chief Investment
                                            Officer

Deborah A. Re                               Vice President, Administrative
                                            Operations

Lee R. Roberts                              Vice President, Planning and
                                            Corporate Affairs
                                         C-4


Mark R. Tully                               Vice President, National Director
                                            of Traditional Sales

Jeffrey J. Whitehead                        Vice President, Treasurer and
                                            Controller

Peter E. Berkeley                           Assistant Vice President, Human
                                            Resource Development

John G. Bonvouloir                          Assistant Vice President &
                                            Assistant Treasurer

Judith A. Brookins                          Assistant Vice President, Sales
                                            Promotion

Clifford O. Calderwood                      Assistant Vice President, Network
                                            Systems

Paul R. Coady                               Assistant Vice President, Marketing
                                            Systems

Alan R. Downey                              Assistant Vice President

Gregory L. Lapsley                          Assistant Vice President,
                                            Administrative Services (Rhode
                                            Island Operations)

Jeffrey J. Lobo                             Vice President, Risk Management

Scott E. Morin                              Assistant Vice President and
                                            Controller

Teresa M. Shumila                           Assistant Vice President,
                                            Administrative Operations

Ellen L. Wike                               Assistant Vice President, Systems
                                            Quality Assurance

Daniel Yin                                  Assistant Vice President,
                                            Investments

Frederick Lippitt                           Assistant Secretary

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
                                         C-5

    The Depositor controls the Registrant, KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II, under the provisions of Rhode Island law governing the establishment of these separate accounts of the Company.

    The Depositor controls Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker-dealer of securities, through 100% stock ownership. KFSC files separate financial statements.

    The Depositor controls Keyport Advisory Services Corp. (KASC), a Massachusetts corporation functioning as an investment adviser, through 100% stock ownership. KASC files separate financial statements.

    The Depositor controls Independence Life and Annuity Company ("Independence Life")(formerly Keyport America Life Insurance Company), a Rhode Island corporation functioning as a life insurance company, through 100% stock ownership. Independence Life files separate financial statements.

    The chart for the affiliations of the Depositor is Exhibit 15.

Item 27. Number of Contract Owners.

    None

Item 28. Indemnification.

    Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies issued by ICI Mutual Insurance Company, Federal Insurance Company, Firemen's Fund Insurance Company, CNA and Lumberman's Mutual Casualty Company. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
                                         C-6

Item 29. Principal Underwriters.

    Keyport Financial Services Corp. is also principal underwriter of the SteinRoe Variable Investment Trust and Keyport Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts.

The directors and officers are:

Name and Principal                          Position and Offices
Business Address*                           with Underwriter
--------------------                        ----------------------
John W. Rosensteel                          President, Director and Chairman of
                                            the Board

Francis E. Reinhart                         Director and Vice President,
Administration

Lee R. Roberts                              Director

John E. Arant, III                          Vice President, Chief Sales Officer

William L. Dixon                            Vice President, Compliance Officer

Rogelio P. Japlit                           Treasurer

James J. Klopper                            Clerk

*125 High Street, Boston, Massachusetts 02110.

Item 30. Location of Accounts and Records.

Keyport Life Insurance Company, 125 High Street, Boston, Massachusetts  02110.

Item 31. Management Services.

    Not applicable.
                                         C-7

Item 32. Undertakings.

    (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representation
--------------

    Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this registration statement.
                                         C-8

                                      SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and State of Massachusetts, on this 14th day of November, 1996.


                                               Variable Account A
                                    ------------------------------------------
                                                  (Registrant)



                                  BY:  Keyport Life Insurance Company
                                      ----------------------------------------
                                                  (Depositor)



                                  BY:  /s/ John W. Rosensteel*
                                       ---------------------------------------
                                                  John W. Rosensteel
                                                  President


*BY: /s/ James J. Klopper                         November 14, 1996
     -----------------------------                -----------------
     James J. Klopper                             Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about August 22, 1996 (File Nos. 333-1043; 811-7543).
                                         C-9

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.






/s/ Kenneth R. Leibler*                /s/ John W. Rosensteel*
-----------------------                -----------------------
Kenneth R. Leibler                     John W. Rosensteel

Director and Chairman of the Board President
    (Principal Executive Officer)


/s/ F. Remington Ballou*               /s/ Paul H. LeFevre, Jr.*
------------------------               ------------------------
F. Remington Ballou                    Paul H. LeFevre, Jr.
Director                               Senior Vice President
                                       (Chief Financial Officer)

/s/ Frederick Lippitt*
----------------------
Frederick Lippitt
Director


/s/ Robert C. Nyman*
--------------------
Robert C. Nyman
Director


/s/ John W. Rosensteel*
-----------------------
John W. Rosensteel
Director


*BY: /s/ James J. Klopper              November 14, 1996
-----------------------------          -----------------
     James J. Klopper                  Date
     Attorney-in-Fact

* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as part of
    Exhibit 16 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on or about August 22, 1996 (File Nos. 333-1043; 811-7543).
                                         C-10